INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2011
INTANGIBLE ASSETS, NET [Abstract]
INTANGIBLE ASSETS, NET
NOTE 8:-	INTANGIBLE ASSETS, NET

The Company's balance sheet reflects intangible assets that were obtained as a result of its acquisitions of CMG and HGM in 2001.

Intangible assets consisted of the following:

December 31,
2011 and 2010
Cost:
Purchased Technology	$29,229

Accumulated amortization:
Purchased Technology	29,229

Intangible assets, net	$-

Amortization expenses with respect to the Company's intangible assets for the years ended December 31, 2011, 2010 and 2009 were $ 0, $ 145 and $ 520, respectively.